RECAPITALIZATION (Q2) (Tables)	6 Months Ended
Jun. 30, 2024
RECAPITALIZATION [Abstract]
Reconciles Elements of Business Combination to Statements of Cash Flows and Statement of Changes in Stockholders' Equity (Deficit)	The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of changes in stockholders’ equity (deficit) for the period ended June 30, 2024:

Cash-trust and cash, net of redemptions	233,017.5
Add: other assets	—
Less: accrued expenses	(3,292.9)
Less: notes payable	(10,103.0)
Reverse recapitalization, net	219,621.6

Number of Shares Common Stock Issued
The number of shares of common stock issued immediately following the consummation of the Business Combination were:

Digital World common stock, outstanding prior to the Business Combination	39,636,904
Shares issued to Digital World convertible noteholders, converted immediately prior to Business Combination	1,709,145
Predecessor TMTG Shares(1)	87,500,000
Shares issued to former TMTG convertible noteholders	7,854,534
Common stock immediately after the Business Combination(2)	136,700,583

(1)	Includes 614,640 shares outstanding and held in escrow.
(2)	Excludes 4,667,033 shares not outstanding and held in escrow.

Number of Predecessor Shares Determined
The number of Predecessor TMTG shares was determined as follows:

	Predecessor TMTG Shares	Shares issued to shareholders of Predecessor TMTG
Common stock	100,000,000	87,500,000
	100,000,000	$87,500,000